Trade Accounts Payable	12 Months Ended
Dec. 31, 2017
Trade accounts payable [Abstract]
Trade accounts payable

8. Trade accounts payable

Trade accounts payable in the consolidated statement of financial position as at December 31, 2017 and 2016, amounted to $4,258 and $4,757, respectively. Trade accounts payable are non-interest bearing.